Document and Entity Information Document	Sep. 01, 2022
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Sep. 01, 2022
Document Period End Date	Sep. 01, 2022
Amendment Flag	false
Entity Registrant Name	Wolverine Resources Corp.
Entity Address, Address Line One	#55, 11020 Williams Road
Entity Address, City or Town	Richmond
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7A 1X8
Entity Incorporation, State Country Name	NV
City Area Code	778
Local Phone Number	297-4409
Entity File Number	000-53767
Entity Central Index Key	0001424404
Entity Emerging Growth Company	false
Entity Tax Identification Number	98-0569013
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false